CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES
Net income (loss) for the period	R$ 7,281,440	R$ (15,471,579)
Adjustment to
Depreciation, depletion and amortization (Notes 26 and 29)	3,389,903	3,238,678
Depreciation of right of use (Note 19.1)	100,176	93,309
Sublease of ships	(20,735)	(11,365)
Interest expense on lease liabilities	212,540	203,488
Result from sale and disposal of property, plant and equipment and biological assets, net (Note 29)	(521,173)	(9,343)
Income from associates and joint ventures	(90,364)	2,952
Exchange rate and monetary variations, net (Note 26)	(1,689,192)	15,349,795
Interest expenses with financing, loans and debentures, net (Note 26)	1,493,570	1,736,775
Capitalized loan costs (Note 26)	(1,049)	(7,940)
Premium expenses with early settlements (Note 26)	33,719
Accrual of interest on marketable securities	(38,607)	(74,102)
Amortization of fundraising costs (Notes 26)	56,502	41,268
Derivative losses (gains), net (Note 26)	(1,238,873)	10,835,114
Fair value adjustment of biological assets (Note 13)	(564,533)	(173,733)
Deferred income tax and social contribution (Note 12.3)	2,451,778	(8,822,898)
Interest on actuarial liabilities (Note 21.2)	27,925	26,527
Provision (reversal) for judicial liabilities, net (Note 20.1)	33,525	(22,252)
Allowance for doubtful accounts, net (Note 7.3)	4,156	10,250
Provision for inventory losses, net (Note 8.1)	10,667	32,620
Provision for loss of ICMS credits, net (Note 8.1)	23,395	48,151
Tax credits (note 20.3)	(315,431)
Other	11,002	12,798
Decrease (increase) in assets
Trade accounts receivables	(1,222,390)	206,570
Inventories	(452,852)	466,475
Recoverable taxes	12,185	114,501
Other assets	119,168	161,268
Increase (decrease) in liabilities
Trade accounts payables	451,708	(352,975)
Taxes payable	132,906	24,235
Payroll and charges	(47,799)	(19,679)
Other liabilities	(83,818)	(343,868)
Cash provided by operations	9,559,449	7,295,040
Payment of interest with financing, loans and debentures (Note 18.2)	(1,479,825)	(1,682,413)
Payment of premium with early settlements (Note 26)	(33,719)
Interest received from marketable securities	38,067	126,579
Payment of income taxes	(70,729)	(62,694)
Cash provided by operating activities	8,013,243	5,676,512
INVESTING ACTIVITIES
Additions to property, plant and equipment (Note 15)	(670,588)	(559,126)
Additions to intangible (Note 16)	(18,143)	(513)
Additions to biological assets (Note 13)	(1,611,674)	(1,401,424)
Proceeds from sale of property, plant and equipment	1,261,008	61,887
Capital increase (Note 14.3)	(50,818)
Marketable securities, net	(288,215)	4,064,361
Advance for acquisition of wood from operations with development	(232,157)	6,544
Dividends received	6,453
Acquisition of non-controlling interests	(6,482)
Cash provided (used) in investing activities	(1,610,616)	2,171,729
FINANCING ACTIVITIES
Proceeds from loans, financing and debentures (Note 18.2)	9,306,614	6,700,529
Payment of derivative transactions (note 4.5.4)	(1,434,288)	(1,834,250)
Payment of loans, financing and debentures (note 18.2)	(11,732,552)	(6,224,940)
Payment of leases (note 19.2)	(475,483)	(354,289)
Payment of dividends	(2,322)
Liabilities for assets acquisitions and subsidiaries	(1,520)	(5,670)
Cash used by financing activities	(4,339,551)	(1,718,620)
Exchange variation on cash and cash equivalents	(312,563)	1,094,953
Increase (reduction) in cash and cash equivalents, net	1,750,513	7,224,574
At the beginning for the period	6,835,057	3,249,127
At the end for the period	8,585,570	10,473,701
Increase (reduction) in cash and cash equivalents, net	R$ 1,750,513	R$ 7,224,574